Financial Instruments (Details 2) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash flow risk	₪ (213)	₪ (4,345)	₪ (6,478)
Loans linked to the EURO [Member]
Disclosure of detailed information about financial instruments [line items]
Cash flow risk		(3,918)	(5,928)
Notes linked to the PLN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash flow risk	₪ (213)	₪ (427)	₪ (550)